Financial Instruments at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Instruments [Abstract]
Financial Instruments at Fair Value Through Profit or Loss
8.	FINANCIAL INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Financial assets held for trading
Derivatives (not designated for hedge)
Forward exchange contracts	$—	$—

Financial liabilities held for trading
Derivatives (not designated for hedge)
Forward exchange contracts	$1	$1

Outstanding forward exchange contracts not designated for hedge as of balance sheet dates were as follows:

		Maturity	Contract Amount
	Currency	Period	(In Millions)
December 31, 2016
Forward exchange contracts - buy	EUR/NT$	2017.03	EUR5/NT$167
Forward exchange contracts - buy	US$/NT$	2017.01	US$2/NT$55

December 31, 2017
Forward exchange contracts - buy	EUR/NT$	2018.03-06	EUR2/NT$69
Forward exchange contracts - buy	US$/NT$	2018.01	US$4/NT$125

The Company entered into the above forward exchange contracts to manage its exposure to foreign currency risk due to fluctuations in exchange rates.  However, the aforementioned derivatives did not meet the criteria for hedge accounting.